Annual Operating Expenses - VIPSectorFunds-InitialComboPRO - VIPSectorFunds-InitialComboPRO - VIP Energy Portfolio - VIP Energy Portfolio - Initial Class	Aug. 04, 2023
Operating Expenses:
Management fee	0.53%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.11%
Total annual operating expenses	0.64%